Statements of Changes in Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Issued capital [member]	Capital reserve [member]	Accumulated other comprehensive income [member]	Reserve With Respect To Transactions With Non Controlling Parties [Member]	Retained earnings [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2021	$ 28,297	$ 34,763	$ (708)		$ (50,838)	$ (607)	$ 10,907
Balance, shares at Dec. 31, 2021	10,530,595
IfrsStatementLineItems [Line Items]
Net loss for the period					(16,557)	(1,790)	(18,347)	[1],[2]
Remeasurement loss from defined benefit plans			10				10
Adjustments arising from translating financial statements of foreign operations			(936)				(936)
Total comprehensive loss for the period			(926)		(16,557)	(1,790)	(19,273)
Exercise of RSU’s (note 19(E))
Exercise of RSUs, shares	218,000
Exercise of warrants (note 19(A))	$ 5,277	(3,900)					1,377
Exercise of warrants, shares	252,064
Share based compensation	$ 4,868						4,868
Issuances of shares in respect of crowd funding (note 19(D))
Issuance of shares in respect of crowd funding, shares	29,958
Issuance of shares in respect of Isramat deal (note 19(B))	$ 1,747						1,747
Issuance of shares in respect of Isramat deal, shares	109,510
Other issuances of shares (note 19(F))	$ 3,004						3,004
Issuance of share in private placement, shares	1,191,335
Exercise of options (note 19(C))	$ 208						208
Exercise of options, shares	46,667
Expiration of warrants	$ 51						51
Balance at Dec. 31, 2022	$ 43,452	30,863	(1,634)		(67,395)	(2,397)	2,889
Balance, shares at Dec. 31, 2022	12,378,129
IfrsStatementLineItems [Line Items]
Net loss for the period					(16,061)	(1,996)	(18,057)	[3],[4]
Remeasurement loss from defined benefit plans			1				1
Adjustments arising from translating financial statements of foreign operations			303				303
Total comprehensive loss for the period			304		(16,061)	(1,996)	(17,753)
Issuances of shares (note 19)	$ 7,129						7,129
Issuances of shares, shares (note 19)	2,759,047
Exercise of RSU’s (note 19(E))
Exercise of RSUs, shares	185,800
Exercise of warrants (note 19(A))	$ 102						102
Exercise of warrants, shares	36,800
Share based compensation	$ 4,802						4,802
Transactions with non-controlling parties				927		(405)	522
Balance at Dec. 31, 2023	$ 55,485	30,863	(1,330)	927	(83,456)	(4,798)	(2,309)
Balance, shares at Dec. 31, 2023	15,359,799
IfrsStatementLineItems [Line Items]
Net loss for the period					(16,996)	(2,267)	(19,263)	[5],[6]
Remeasurement loss from defined benefit plans			6				6
Adjustments arising from translating financial statements of foreign operations			775				775
Total comprehensive loss for the period			781		(16,996)	(2,267)	(18,482)
Issuances of shares (note 19)	$ 24,696						24,696
Issuances of shares, shares (note 19)	12,136,197
Exercise of RSU’s (note 19(E))
Exercise of RSUs, shares	764,001
Exercise of warrants (note 19(A))	$ 576						576
Exercise of warrants, shares	1,330,300
Share based compensation	$ 1,913						1,913
Balance at Dec. 31, 2024	$ 83,120	$ 30,863	$ (549)	$ 927	$ (100,452)	$ (7,065)	$ 6,844
Balance, shares at Dec. 31, 2024	29,590,297

[1]	All non-current assets are located in the state of Israel.
[2]	All revenues are generated in the state of Israel.
[3]	All non-current assets are located in the state of Israel.
[4]	All revenues are generated in the state of Israel.
[5]	All non-current assets are located in the state of Israel.
[6]	All revenues are generated in the state of Israel.